TAXATION - Income Tax Benefit (Expense) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Current taxation
Current year	$ 1,043	$ 455	$ 234
Prior year under (over) provision	(12)	7	(17)
Current taxation	1,031	462	218
Deferred taxation
Current year	30	162	91
Prior year (over) under provision	9	(1)	10
Change in corporate tax rate	32	0	0
Deferred taxation	71	161	67
Total tax expense (income)	1,102	623	285
South Africa
Current taxation
Impairment and disposal of tangible assets	0	0	1
Current taxation
Deferred taxation
Impairment and disposal of tangible assets	$ 0	$ 0	$ (34)